INCOME TAX - Reconciliation of groups effective income tax (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Adjustments:
Expenses not deductible for tax purposes	1.70%	2.10%	3.10%
Prior periods tax effects	0.80%	0.10%	0.50%
Different tax rate of foreign subsidiaries		(0.50%)	(0.80%)
Earnings distribution from subsidiaries	0.90%	0.20%	(1.90%)
Change in fair value of derivative financial instruments	0.40%	0.30%	(0.10%)
Derecognition of deferred tax assets	0.70%
Other	0.60%	0.20%
Effective income tax rate	25.10%	22.40%	20.80%
Russia and Armenia
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	20.00%	20.00%	20.00%
Ukraine
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	18.00%	18.00%	18.00%
Turkmenistan
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	8.00%	8.00%	8.00%
Czech Republic
Income tax disclosure
Statutory income tax rate for the year (as a percentage)	19.00%	19.00%	19.00%